Electronics Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	36.61%	24.55%		22.35%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	14.52%	20.48%		18.97%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.48%	19.73%		18.05%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.60%	16.43%		15.77%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.87%	20.21%		19.28%